Deferred income tax - Deferred tax asset and liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 73,345	$ 63,786
Deferred income tax liabilities	(100,450)	(137,106)
Deferred income tax assets	73,345	63,786
Deferred income tax liabilities	(100,450)	(137,106)
Net deferred tax liabilities	(27,105)	(73,320)	$ (105,149)	$ (158,055)
BRAZIL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	70,900	46,100
Net deferred tax liabilities	66,800	57,900
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(57,208)	(4,807)
Deferred income tax liabilities	(21,567)	(107,444)
Net deferred tax liabilities	(78,775)	(112,251)	(172,739)	(166,020)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	253	23,386
Deferred income tax liabilities	(123,795)	(168,133)
Net deferred tax liabilities	(123,542)	(144,747)	(177,619)	(166,157)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	21,156	3,490
Deferred income tax liabilities	17,673	46,734
Net deferred tax liabilities	38,829	50,224	71,649	69,428
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	99,029	84,886
Deferred income tax liabilities	70,422	49,676
Net deferred tax liabilities	169,451	134,562	153,674	144,972
Right-of-use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(87,763)	(73,400)
Deferred income tax liabilities	(63,234)	(42,299)
Net deferred tax liabilities	(150,997)	(115,699)	(135,807)	(138,846)
Unrealized exchange differences and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	23,589	(437)
Deferred income tax liabilities	(6,393)	32,599
Net deferred tax liabilities	17,196	32,162	36,977	5,721
Unrealized capital allowances and tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	74,289	30,668
Deferred income tax liabilities	26,444	51,761
Net deferred tax liabilities	100,733	82,429	$ 118,716	$ 92,847
Unrealized capital allowances and tax losses | NIGERIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	25,200	25,000
Finance costs | NIGERIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 28,400	$ 14,100